As filed with the U.S. Securities and Exchange Commission on July 7, 2025

Securities Act File No. 333-206784

Investment Company Act File No. 811-23096

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 153	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 156

Legg Mason ETF Investment Trust*

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue

New York, NY 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant’s telephone number, including area code: (877) 721-1926

Name and address of agent for service:	Copy to:

Navid J. Tofigh	J. Stephen Feinour, Jr.
Legg Mason ETF Investment Trust	Stradley Ronon Stevens & Young, LLP
One Franklin Parkway	2600 Market Street, Suite 2600
San Mateo, California 94403	Philadelphia, PA 19103

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 1, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to ClearBridge Large Cap Growth ESG ETF.

PART A, PART B AND PART C

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, this Post-Effective Amendment No. 153 to the Registration Statement, relating only to the ClearBridge Large Cap Growth ESG ETF, a series of the Registrant (the “Fund”), is being filed for the sole purpose of designating August 1, 2025 as the new date upon which Post-Effective Amendment No. 152, as filed on May 12, 2025 (Accession # 0001193125-25-117706), (“PEA 152”) shall become effective.

Accordingly, the Part A - Prospectus, Part B - Statement of Additional Information and Part C of ClearBridge Large Cap Growth ESG ETF, as filed in PEA 152, are incorporated herein by reference in their entirety into this filing.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Baltimore, State of Maryland on the 7th day of July, 2025.

LEGG MASON ETF INVESTMENT TRUST

(Registrant)

By:	/s/ HARRIS GOLDBLAT
Harris Goldblat Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

PATRICK O’CONNOR* Patrick O’Connor	Trustee, President and Chief Executive Officer – Investment Management	July 7, 2025

CHRISTOPHER KINGS* Christopher Kings	Chief Executive Officer – Finance and Administration	July 7, 2025

VIVEK PAI* Vivek Pai	Chief Financial Officer, Chief Accounting Officer and Treasurer	July 7, 2025

ROHIT BHAGAT* Rohit Bhagat	Trustee	July 7, 2025

ANANTHA K. PRADEEP* Anantha K. Pradeep	Trustee	July 7, 2025

DEBORAH D. MCWHINNEY* Deborah D. McWhinney	Trustee	July 7, 2025

ALISON J. BAUMANN* Alison J. Baumann	Trustee	July 7, 2025

*By:	/s/ HARRIS GOLDBLAT
Harris Goldblat Attorney-in-Fact (Pursuant to Power of Attorney previously filed)